Derivatives and fair value measurements - Additional Information (Details) - Fuel pricing contracts $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Derivative assets gross	$ 21,089	$ 46,949
Derivative liabilities gross	$ 33,497	$ 24,533
Fuel pricing contracts metric tons	29,562,250	14,553,635